Subsequent Events (Details) $ / shares in Units, $ in Millions	Feb. 06, 2025 USD ($) $ / shares	Mar. 25, 2025 USD ($)	Dec. 31, 2024 $ / shares	Jun. 30, 2024 $ / shares	Dec. 31, 2023 $ / shares
Voting common stock
Subsequent Events
Common stock, par or stated value per share | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Subsequent Event
Subsequent Events
Termination fee	$ 10.0
Subsequent Event | Kaken
Subsequent Events
Upfront, non-refundable payment		$ 20.0
Payment to global development cost		20.0
Aggregate payment of regulatory and commercial milestones		$ 140.0
Subsequent Event | The Combined Company
Subsequent Events
Ownership percentage	55.00%
Subsequent Event | ACELYRIN
Subsequent Events
Common stock, par or stated value per share | $ / shares	$ 0.00001
Termination fee	$ 10.0
Subsequent Event | ACELYRIN | The Combined Company
Subsequent Events
Ownership percentage	45.00%
Subsequent Event | ACELYRIN | Voting common stock
Subsequent Events
Cancelled and converted Ratio	0.4274